THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY
FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.5%	Shares	Value
COMMUNICATION SERVICES — 10.1%
Alphabet, Cl A *	19,755	$53,458,413
Alphabet, Cl C *	24,082	65,357,826
T-Mobile US *	278,125	30,084,781
Walt Disney *	163,750	23,411,337

		172,312,357

CONSUMER DISCRETIONARY — 12.2%
Amazon.com *	30,998	92,729,587
Booking Holdings *	12,938	31,777,410
Dollar General	116,328	24,252,061
DR Horton	80,483	7,180,693
Home Depot	106,925	39,239,337
TJX	181,366	13,052,911

		208,231,999

CONSUMER STAPLES — 3.6%
Costco Wholesale	50,245	25,380,257
Mondelez International, Cl A	256,242	17,175,901
PepsiCo	112,661	19,548,937

		62,105,095

ENERGY — 2.7%
Chevron	113,596	14,918,563
Pioneer Natural Resources	138,619	30,342,313

		45,260,876

FINANCIALS — 14.5%
BlackRock, Cl A	21,497	17,690,741
Blackstone, Cl A	283,046	37,353,581
Charles Schwab	453,961	39,812,380
CME Group, Cl A	56,070	12,868,065
Intercontinental Exchange	141,484	17,920,363
JPMorgan Chase	227,043	33,738,590
PNC Financial Services Group	142,666	29,387,769
S&P Global	80,765	33,535,243
US Bancorp	445,078	25,899,089

		248,205,821

HEALTH CARE — 12.4%
Abbott Laboratories	187,317	23,875,425
AstraZeneca PLC ADR	446,811	26,008,868
Danaher	107,083	30,603,251

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY
FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
Medtronic PLC	174,996	$18,110,336
Stryker	60,945	15,117,407
Thermo Fisher Scientific	47,280	27,483,864
UnitedHealth Group	103,779	49,042,842
Zoetis, Cl A	103,958	20,769,769

		211,011,762

INDUSTRIALS — 9.4%
Honeywell International	184,412	37,708,566
Otis Worldwide	268,644	22,950,257
Raytheon Technologies	363,877	32,818,067
Roper Technologies	42,414	18,541,704
Stanley Black & Decker	132,057	23,063,755
Union Pacific	105,932	25,905,670

		160,988,019

INFORMATION TECHNOLOGY — 27.8%
Adobe *	52,014	27,791,080
Analog Devices	133,965	21,966,241
Apple	357,911	62,555,685
Automatic Data Processing	82,957	17,103,245
Cisco Systems	603,657	33,605,585
Fidelity National Information Services	191,360	22,947,891
Fiserv *	179,184	18,939,749
Microsoft	402,299	125,106,943
QUALCOMM	151,010	26,541,518
salesforce.com *	159,710	37,153,337
TE Connectivity	171,708	24,555,961
Visa, Cl A	255,289	57,738,713

		476,005,948

MATERIALS — 2.4%
Linde PLC	71,232	22,700,214
Martin Marietta Materials	47,034	18,301,870

		41,002,084

REAL ESTATE — 0.8%
American Tower, Cl A ‡	55,305	13,909,207

UTILITIES — 2.6%
American Water Works	57,581	9,259,025

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY
FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
UTILITIES (continued)
NextEra Energy	458,058	$35,783,491

		45,042,516

TOTAL COMMON STOCK (Cost $796,974,447)		1,684,075,684

CASH EQUIVALENT — 2.2%
First American Government Obligations Fund, Cl X, 0.026% (A)	38,365,489	38,365,489

TOTAL CASH EQUIVALENT (Cost $38,365,489)		38,365,489

TOTAL INVESTMENTS — 100.7% (Cost $835,339,936)		$1,722,441,173

Percentages are based on Net Assets of $1,710,345,594.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.9%	Shares	Value
COMMUNICATION SERVICES — 0.5%
Liberty Broadband, Cl C *	27,545	$4,087,953

CONSUMER DISCRETIONARY — 14.6%
Aptiv PLC *	72,960	9,964,877
AutoZone *	12,933	25,689,465
Chewy, Cl A *	65,852	3,135,214
Chipotle Mexican Grill, Cl A *	9,280	13,786,182
Domino’s Pizza	18,660	8,483,769
Five Below *	53,313	8,743,332
Floor & Decor Holdings, Cl A *	84,610	9,198,799
Marriott International, Cl A *	58,645	9,448,882
Planet Fitness, Cl A *	108,897	9,652,630
Ross Stores	68,419	6,687,957
Tractor Supply	65,358	14,268,305

		119,059,412

CONSUMER STAPLES — 3.1%
Church & Dwight	56,245	5,773,549
Monster Beverage *	99,321	8,613,117
Sprouts Farmers Market *	202,689	5,500,980
US Foods Holding *	147,105	5,186,922

		25,074,568

ENERGY — 1.0%
Diamondback Energy	66,757	8,422,063

FINANCIALS — 5.4%
Ameriprise Financial	60,125	18,296,639
MSCI, Cl A	26,459	14,185,199
Western Alliance Bancorp	115,117	11,418,455

		43,900,293

HEALTH CARE — 15.5%
Alnylam Pharmaceuticals *	55,781	7,675,466
Avantor *	418,212	15,611,854
Catalent *	73,059	7,593,022
Charles River Laboratories International *	44,921	14,813,149
Edwards Lifesciences *	145,723	15,912,952
Encompass Health	143,156	8,881,398
GoodRx Holdings, Cl A *	278,907	6,696,557
Humana	21,720	8,525,100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
ICON PLC *	28,927	$7,686,483
Jazz Pharmaceuticals PLC *	33,074	4,594,309
ResMed	54,202	12,390,577
Tandem Diabetes Care *	66,148	7,812,740
Teleflex	24,090	7,472,477

		125,666,084

INDUSTRIALS — 14.7%
AMETEK	77,600	10,613,352
AZEK, Cl A *	134,468	4,441,478
Cintas	17,969	7,035,402
CoStar Group *	85,893	6,026,253
Howmet Aerospace	118,474	3,683,357
Hubbell, Cl B	35,048	6,564,140
IAA *	120,251	5,523,128
IDEX	48,772	10,507,440
Ingersoll Rand	183,832	10,333,197
Masco	121,041	7,665,526
Oshkosh	55,880	6,359,703
Pentair PLC	60,027	3,823,720
Regal Rexnord	54,202	8,589,933
Roper Technologies	30,211	13,207,041
TransUnion	100,801	10,394,599
Zurn Water Solutions	165,666	5,059,440

		119,827,709

INFORMATION TECHNOLOGY — 36.2%
Amphenol, Cl A	196,074	15,605,530
ANSYS *	41,367	14,065,194
Autodesk *	35,740	8,927,494
Avalara *	40,521	4,441,912
Cadence Design Systems *	108,798	16,552,528
CDW	66,938	12,654,629
Dynatrace *	151,646	8,319,299
Enphase Energy *	71,578	10,054,562
Entegris	100,900	12,091,856
EPAM Systems *	39,887	18,991,796
FleetCor Technologies *	29,026	6,915,735
Genpact	150,067	7,465,833
Global Payments	91,620	13,732,006
Keysight Technologies *	91,916	15,517,259
KLA	28,927	11,260,413
Marvell Technology	205,749	14,690,479

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Microchip Technology	235,368	$18,236,313
ON Semiconductor *	144,242	8,510,278
Palo Alto Networks *	36,332	18,798,177
PTC *	121,732	14,152,562
Skyworks Solutions	49,265	7,218,308
Smartsheet, Cl A *	157,274	9,785,588
Synopsys *	46,501	14,438,560
Twilio, Cl A *	23,695	4,884,013
Varonis Systems, Cl B *	198,838	7,408,704

		294,719,028

MATERIALS — 4.8%
Ashland Global Holdings	46,995	4,513,400
Berry Global Group *	124,792	8,413,477
Crown Holdings	106,231	12,152,826
FMC	80,266	8,858,959
Livent *	221,842	5,104,584

		39,043,246

REAL ESTATE — 2.1%
SBA Communications, Cl A ‡	52,425	17,061,192

TOTAL COMMON STOCK (Cost $483,279,213)		796,861,548

CASH EQUIVALENT — 2.1%
First American Government Obligations Fund, Cl X, 0.026% (A)	17,167,807	17,167,807

TOTAL CASH EQUIVALENT (Cost $17,167,807)		17,167,807

TOTAL INVESTMENTS — 100.0% (Cost $500,447,020)		$814,029,355

Percentages are based on Net Assets of $813,948,195.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2022 (Unaudited)

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1600

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 68.5%	Shares	Value
COMMUNICATION SERVICES — 2.8%
Alphabet, Cl A * (A)	1,500	$4,059,105
Meta Platforms, Cl A * (A)	12,600	3,947,076
T-Mobile US *	30,600	3,310,002
Verizon Communications	77,836	4,143,210
Walt Disney *	25,400	3,631,438

		19,090,831

CONSUMER DISCRETIONARY — 5.9%
Amazon.com *	5,718	17,105,225
Home Depot	34,470	12,649,801
Service International	48,378	2,985,890
Vail Resorts	11,015	3,052,257
VF	54,419	3,548,663

		39,341,836

CONSUMER STAPLES — 3.7%
Costco Wholesale	13,400	6,768,742
PepsiCo	62,156	10,785,309
Procter & Gamble	45,500	7,300,475

		24,854,526

ENERGY — 2.8%
Chevron	76,898	10,099,014
Pioneer Natural Resources (A)	39,950	8,744,656

		18,843,670

FINANCIALS — 9.9%
Ares Capital	323,822	7,156,466
Ares Management, Cl A	87,600	6,983,472
Blue Owl Capital, Cl A	256,000	3,182,080
CME Group, Cl A	28,884	6,628,878
Golub Capital BDC	401,500	6,295,520
Hannon Armstrong Sustainable Infrastructure Capital ‡	88,290	3,662,269
JPMorgan Chase	97,516	14,490,878
S&P Global	18,100	7,515,482
US Bancorp	184,982	10,764,103

		66,679,148

HEALTH CARE — 5.4%
Johnson & Johnson	50,535	8,706,675
Medtronic	62,900	6,509,521
Novartis ADR	67,188	5,839,309

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
UnitedHealth Group	31,678	$14,970,073

		36,025,578

INDUSTRIALS — 8.4%
IDEX	33,000	7,109,520
Lockheed Martin	31,914	12,418,695
Republic Services, Cl A	71,900	9,178,754
Rollins	147,250	4,542,663
Triton International	54,803	3,311,197
Union Pacific	45,372	11,095,723
United Parcel Service, Cl B	41,892	8,470,981

		56,127,533

INFORMATION TECHNOLOGY — 21.7%
Apple	175,040	30,593,491
Automatic Data Processing	47,897	9,874,925
Broadcom	23,864	13,981,440
Cisco Systems	141,974	7,903,693
Fidelity National Information Services	68,250	8,184,540
Microchip Technology (A)	139,186	10,784,131
Microsoft (A)	119,583	37,187,921
PayPal Holdings *	14,900	2,561,906
QUALCOMM (A)	71,415	12,551,900
Visa, Cl A	52,487	11,870,985

		145,494,932

MATERIALS — 2.9%
Linde PLC	46,286	14,750,422
Scotts Miracle-Gro, Cl A	32,750	4,951,800

		19,702,222

REAL ESTATE — 2.8%
Crown Castle International ‡	32,528	5,936,685
Invitation Homes ‡	80,007	3,358,694
MGM Growth Properties, Cl A ‡	153,842	5,981,377
Weyerhaeuser ‡	84,084	3,399,516

		18,676,272

UTILITIES — 2.2%
American Water Works	17,876	2,874,461

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UTILITIES (continued)
NextEra Energy	148,760	$11,621,131

		14,495,592

TOTAL COMMON STOCK (Cost $280,693,844)		459,332,140

CORPORATE OBLIGATIONS — 18.4%	Face Amount
COMMUNICATION SERVICES — 3.5%
AT&T 3.600%, 07/15/25	$3,500,000	3,678,672
Comcast 2.937%, 11/01/56(B)	6,111,000	5,402,806
Diamond Sports Group 5.375%, 08/15/26(B)	4,500,000	2,081,250
Discovery Communications 3.800%, 03/13/24	3,150,000	3,266,188
Level 3 Financing 5.250%, 03/15/26	2,000,000	2,035,420
T-Mobile USA 3.500%, 04/15/31	5,000,000	4,877,650
Verizon Communications 2.355%, 03/15/32(B)	2,441,000	2,318,029

		23,660,015

CONSUMER DISCRETIONARY — 1.7%
Amazon.com 3.150%, 08/22/27	3,300,000	3,472,296
Ford Motor Credit 3.350%, 11/01/22	5,000,000	5,034,100
Meritage Homes 3.875%, 04/15/29(B)	2,000,000	2,012,500
Newell Brands 4.350%, 04/01/23	349,000	355,282
Tenneco 5.375%, 12/15/24	630,000	617,400

		11,491,578

ENERGY — 2.2%
Cheniere Energy Partners 4.500%, 10/01/29	5,000,000	5,111,100
DCP Midstream Operating 6.750%, 09/15/37(B)	1,500,000	1,931,580

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
ENERGY (continued)
GasLog 8.875%, 03/22/22	$2,550,000	$2,561,220
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,899,983
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,341,827
5.625%, 03/01/25	2,000,000	2,184,254

		15,029,964

FINANCIALS — 5.0%
Ally Financial 4.125%, 02/13/22	4,250,000	4,254,618
Ares Capital 3.875%, 01/15/26	5,000,000	5,152,734
Bank of America 5.200%, VAR ICE LIBOR USD 3 Month + 3.135%(C)	2,000,000	2,050,000
3.950%, 04/21/25	5,750,000	6,047,116
Goldman Sachs Group MTN 2.028%, VAR ICE LIBOR USD 3 Month + 1.750%, 10/28/27	3,000,000	3,142,982
JPMorgan Chase 6.000%, VAR ICE LIBOR USD 3 Month + 3.300%(C)	1,500,000	1,557,938
5.000%, VAR U.S. SOFR + 3.380%(C)	2,000,000	2,035,000
4.625%, VAR ICE LIBOR USD 3 Month + 2.580%(C)	1,000,000	975,400
OneMain Finance 3.500%, 01/15/27	3,000,000	2,849,340
PNC Financial Services Group 3.995%, VAR ICE LIBOR USD 3 Month + 3.678%(C)	2,500,000	2,517,513
Wells Fargo MTN 4.100%, 06/03/26	3,000,000	3,203,992

		33,786,633

HEALTH CARE — 1.6%
AbbVie 4.250%, 11/21/49	3,500,000	3,895,850
Fresenius US Finance II 4.500%, 01/15/23(B)	2,000,000	2,045,181
HCA 5.375%, 02/01/25	3,050,000	3,245,993
5.000%, 03/15/24	1,250,000	1,324,147

		10,511,171

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
INDUSTRIALS — 0.9%
Northrop Grumman 4.030%, 10/15/47	$2,000,000	$2,215,312
Quanta Services 2.900%, 10/01/30	3,750,000	3,687,874

		5,903,186

INFORMATION TECHNOLOGY — 2.6%
Apple 3.850%, 08/04/46	3,000,000	3,304,586
Broadcom 3.469%, 04/15/34(B)	2,500,000	2,476,302
CommScope Technologies 6.000%, 06/15/25(B)	1,734,000	1,688,936
Kyndryl Holdings 2.050%, 10/15/26(B)	1,000,000	956,121
NXP BV 4.625%, 06/01/23(B)	1,295,000	1,344,412
salesforce.com 3.700%, 04/11/28	3,000,000	3,233,769
Western Union 2.850%, 01/10/25	4,500,000	4,584,904

		17,589,030

MATERIALS — 0.3%
NOVA Chemicals 5.000%, 05/01/25(B)	2,000,000	2,016,000

REAL ESTATE — 0.6%
Boston Properties 2.750%, 10/01/26	1,000,000	1,017,958
Equinix Inc. 3.000%, 07/15/50	3,000,000	2,651,005

		3,668,963

TOTAL CORPORATE OBLIGATIONS (Cost $125,249,312)		123,656,540

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds 3.000%, 02/15/48	8,000,000	9,372,188
2.500%, 02/15/45	10,000,000	10,549,609

		19,921,797

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value
U.S. Treasury Inflation Protected Securities 0.500%, 01/15/28	$16,902,300	$18,467,413

U.S. Treasury Notes 2.000%, 08/15/25	1,500,000	1,526,309
1.625%, 05/15/31	3,000,000	2,963,906

		4,490,215

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,349,375)		42,879,425

EXCHANGE TRADED FUNDS — 3.4%	Shares
Invesco Senior Loan ETF	510,600	11,222,988
iShares National Muni Bond ETF	53,290	6,047,349
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	5,769,593

TOTAL EXCHANGE TRADED FUNDS (Cost $22,374,114)		23,039,930

MUNICIPAL BOND — 0.4%	Face Amount
Metropolitan Transportation Authority, Ser B-1, RB 5.000%, 05/15/22	3,000,000	3,035,343

TOTAL MUNICIPAL BOND (Cost $3,017,347)		3,035,343

PREFERRED STOCK — 0.4%	Shares
FINANCIALS — 0.4%
Wells Fargo, 7.500%	1,700	2,420,987

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,420,987

CASH EQUIVALENT — 2.2%
First American Government Obligations Fund, Cl X, 0.026% (D)	14,858,241	14,858,241

TOTAL CASH EQUIVALENT (Cost $14,858,241)		14,858,241

TOTAL INVESTMENTS — 99.7% (Cost $487,608,771)		$669,222,606

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

WRITTEN OPTIONS — (0.0%)*(E)	Contracts	Value
TOTAL WRITTEN OPTIONS — (0.0%) (Premiums Received $156,179)	(573)	$(61,108)

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Meta Platforms*	(126)	$(3,947,076)	$360	02/19/22	$(7,938)
Microchip Technology*	(200)	(1,549,600)	95	02/19/22	(2,000)
Pioneer Natural Resources*	(155)	(3,392,795)	3	02/19/22	(38,750)
Qualcomm*	(92)	(1,616,992)	200	02/19/22	(12,420)

Total Written Options		$(10,506,463)			$(61,108)

Percentages are based on Net Assets of $670,950,359.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2022 was $24,273,117 which represents 3.6% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of January 31, 2022.
(E)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

BDC — Business Development Company

Cl — Class

ETF — Exchange Traded Fund

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

The following is a list of the inputs used as of January 31, 2022 in valuing the Fund’s investments and other financial instruments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$459,332,140	$—	$—	$459,332,140
Corporate Obligations	—	123,656,540	—	123,656,540
U.S. Treasury Obligations	4,490,215	38,389,210	—	42,879,425
Exchange Traded Funds	23,039,930	—	—	23,039,930
Municipal Bond	—	3,035,343	—	3,035,343
Preferred Stock	2,420,987	—	—	2,420,987
Cash Equivalent	14,858,241	—	—	14,858,241

Total Investments in Securities	$504,141,513	$165,081,093	$—	$669,222,606

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(61,108)	$—	$—	$(61,108)

Total Other Financial Instruments	$(61,108)	$—	$—	$(61,108)

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1600

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 96.2%	Shares	Value
COMMUNICATION SERVICES — 2.2%
Alphabet, Cl A *	1,532	$4,145,699
Live Nation Entertainment *	19,142	2,096,241

		6,241,940

CONSUMER DISCRETIONARY — 9.0%
Amazon.com *	4,664	13,952,216
Chipotle Mexican Grill, Cl A *	4,871	7,236,260
Target	17,129	3,775,746

		24,964,222

ENERGY — 2.1%
EOG Resources	53,325	5,944,671

FINANCIALS — 19.4%
Blackstone, Cl A	124,540	16,435,544
Brown & Brown	96,199	6,376,070
Charles Schwab	79,798	6,998,285
Goldman Sachs Group	24,467	8,677,955
KKR	19,850	1,412,526
S&P Global	24,669	10,243,062
Tradeweb Markets, Cl A	22,366	1,895,966
Western Alliance Bancorp	19,554	1,939,561

		53,978,969

HEALTH CARE — 11.0%
Danaher	15,078	4,309,141
Edwards Lifesciences *	75,225	8,214,570
IDEXX Laboratories *	14,650	7,431,945
Intuitive Surgical *	23,895	6,790,481
Zoetis, Cl A	18,811	3,758,250

		30,504,387

INDUSTRIALS — 18.4%
Cintas	10,877	4,258,672
CoStar Group *	49,433	3,468,219
GXO Logistics *	85,739	6,962,864
Middleby *	50,877	9,422,420
Robert Half International	84,096	9,524,713
Roper Technologies	14,047	6,140,787
Trex *	61,107	5,589,457

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INDUSTRIALS (continued)
United Rentals *	17,781	$5,692,054

		51,059,186

INFORMATION TECHNOLOGY — 28.2%
Adobe *	4,784	2,556,091
Amphenol, Cl A	27,292	2,172,170
Apple	15,326	2,678,678
ASML Holding, Cl G	7,275	4,926,630
CDW	20,593	3,893,107
Entegris	71,331	8,548,307
Marvell Technology	68,165	4,866,981
Mastercard, Cl A	26,645	10,295,095
Microsoft	26,670	8,293,837
NVIDIA	57,483	14,075,287
Palo Alto Networks *	19,572	10,126,553
PayPal Holdings *	19,812	3,406,475
Tyler Technologies *	5,045	2,390,321

		78,229,532

MATERIALS — 5.9%
Martin Marietta Materials	19,944	7,760,609
Sherwin-Williams	29,925	8,573,812

		16,334,421

TOTAL COMMON STOCK (Cost $162,384,473)		267,257,328

CASH EQUIVALENT — 3.2%
First American Government Obligations Fund, Cl X, 0.026% (A)	8,956,662	8,956,662

TOTAL CASH EQUIVALENT (Cost $8,956,662)		8,956,662

TOTAL INVESTMENTS — 99.4% (Cost $171,341,135)		$276,213,990

Percentages are based on Net Assets of $277,866,900.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
JANUARY 31, 2022 (Unaudited)

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0700

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%	Shares	Value
COMMUNICATION SERVICES — 1.6%
Comcast, Cl A	74,207	$3,709,608

CONSUMER DISCRETIONARY — 7.0%
Home Depot	15,800	5,798,284
McDonald’s	13,554	3,516,585
Starbucks	29,477	2,898,179
Target	15,793	3,481,251

		15,694,299

ENERGY — 7.2%
Enterprise Products Partners (A)	408,887	9,666,089
EOG Resources	11,954	1,332,632
Magellan Midstream Partners (A)	105,326	5,147,281

		16,146,002

FINANCIALS — 20.2%
Blackstone, Cl A	109,403	14,437,914
Brookfield Asset Management, Cl A	82,458	4,543,436
Charles Schwab	68,095	5,971,932
CME Group, Cl A	31,764	7,289,838
Goldman Sachs Group	9,884	3,505,657
JPMorgan Chase	54,027	8,028,412
Morgan Stanley	17,313	1,775,275

		45,552,464

HEALTH CARE — 15.0%
Abbott Laboratories	69,075	8,804,300
AbbVie	16,920	2,316,179
Anthem	19,751	8,709,993
AstraZeneca PLC ADR	123,110	7,166,233
Eli Lilly	6,675	1,637,978
Johnson & Johnson	11,969	2,062,139
Medtronic PLC	15,186	1,571,599
Merck	20,193	1,645,326

		33,913,747

INDUSTRIALS — 10.6%
Fastenal	58,903	3,338,622
Honeywell International	6,169	1,261,437
L3Harris Technologies	21,187	4,434,227
Robert Half International	74,417	8,428,469

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS (continued)
Union Pacific	15,239	$3,726,698
Waste Management	18,079	2,719,805

		23,909,258

INFORMATION TECHNOLOGY — 18.8%
Accenture PLC, Cl A	10,564	3,735,219
Apple	59,968	10,481,207
Broadridge Financial Solutions	24,001	3,821,439
Fidelity National Information Services	24,912	2,987,447
Microchip Technology	56,615	4,386,530
Microsoft	35,980	11,189,060
Texas Instruments	32,548	5,842,041

		42,442,943

REAL ESTATE — 10.1%
American Tower, Cl A ‡	30,319	7,625,229
Camden Property Trust ‡	23,560	3,771,720
Equinix ‡	4,561	3,306,269
Prologis ‡	25,407	3,984,326
VICI Properties ‡	143,191	4,098,126

		22,785,670

UTILITIES — 5.5%
Brookfield Infrastructure Partners (A)	95,088	5,613,995
Brookfield Renewable Partners (A)	113,449	3,806,214
NextEra Energy Partners	40,585	3,052,804

		12,473,013

TOTAL COMMON STOCK
(Cost $126,317,303)		216,627,004

CASH EQUIVALENT — 3.8%
First American Government Obligations Fund, Cl X, 0.026% (B)	8,613,243	8,613,243

TOTAL CASH EQUIVALENT
(Cost $8,613,243)		8,613,243

TOTAL INVESTMENTS — 99.8%
(Cost $134,930,546)		$225,240,247

Percentages are based on Net Assets of $225,599,935.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At January 31, 2022, these securities amounted to $24,233,579 or 10.7% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
JANUARY 31, 2022 (Unaudited)

(B)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0700

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%	Shares	Value

ARGENTINA — 1.7%
MercadoLibre *	6,071	$6,872,736

AUSTRALIA — 3.2%
BHP Group	393,844	13,030,883

CANADA — 4.7%
Brookfield Asset Management, Cl A	110,841	6,107,339
Canadian National Railway	52,465	6,386,040
Ritchie Bros Auctioneers	114,342	6,970,288

		19,463,667

CHINA — 7.2%
Alibaba Group Holding ADR *	60,766	7,643,755
JD.com, Cl A *	10,429	383,115
Tencent Holdings	219,000	13,606,042
Yum China Holdings	163,617	7,881,431

		29,514,343

DENMARK — 1.3%
Vestas Wind Systems	193,649	5,219,248

FRANCE — 8.1%
Air Liquide	51,227	8,767,376
Airbus *	45,718	5,844,998
LVMH Moet Hennessy Louis Vuitton	12,737	10,458,679
Ubisoft Entertainment *	139,631	8,004,864
		33,075,917

GERMANY — 5.6%
Continental *	73,938	7,132,739
Siemens	50,954	8,081,586
Symrise, Cl A	63,680	7,621,130

		22,835,455

HONG KONG — 2.3%
AIA Group	919,900	9,615,894

INDIA — 2.8%
HDFC Bank ADR	170,074	11,672,179

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

IRELAND — 2.2%
ICON PLC *	34,554	$9,181,689

JAPAN — 12.6%
Daikin Industries	37,000	7,776,915
FANUC	48,000	9,545,374
Nidec	76,500	6,815,333
Sony Group	78,500	8,879,548
Sysmex	82,500	7,854,443
Tokio Marine Holdings	85,000	5,099,038
Toyota Motor	300,000	5,907,210

		51,877,861

MEXICO — 1.0%
Fomento Economico Mexicano ADR	55,975	4,210,439

NETHERLANDS — 1.9%
ASML Holding	11,538	7,808,164

NORWAY — 1.7%
Equinor	258,152	7,120,377

SINGAPORE — 2.0%
DBS Group Holdings	319,000	8,383,013

SPAIN — 4.8%
Amadeus IT Group *	151,114	10,374,157
Banco Santander	2,696,455	9,465,759

		19,839,916

SWEDEN — 3.1%
Assa Abloy, Cl B	269,441	7,360,963
Hexagon, Cl B	395,623	5,312,752

		12,673,715

SWITZERLAND — 6.8%
Alcon	101,073	7,785,455
Julius Baer Group	130,674	8,521,797
Novartis	88,736	7,697,250
Temenos	33,220	3,978,740

		27,983,242

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing ADR	68,981	$8,459,140

UNITED KINGDOM — 16.9%
AstraZeneca PLC	68,966	8,014,776
BAE Systems PLC	1,158,137	9,019,180
Compass Group PLC	372,974	8,468,199
Diageo PLC	158,464	7,974,497
InterContinental Hotels Group PLC *	121,734	8,060,034
Lloyds Banking Group PLC	17,065,596	11,798,388
London Stock Exchange Group PLC	77,564	7,570,621
Shell PLC	330,433	8,384,035

		69,289,730

UNITED STATES — 4.0%
Chubb	43,277	8,537,687
Euronet Worldwide *	57,879	7,749,419

		16,287,106

TOTAL COMMON STOCK (Cost $357,447,335)		394,414,714

CASH EQUIVALENT — 3.7%

First American Government Obligations Fund, Cl X, 0.026% (A)	15,345,188	15,345,188

TOTAL CASH EQUIVALENT (Cost $15,345,188)		15,345,188

TOTAL INVESTMENTS — 99.7% (Cost $372,792,523)		$409,759,902

Percentages are based on Net Assets of $411,048,318.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2022 (Unaudited)

The following is a list of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$6,872,736	$—	$—	$6,872,736
Australia	—	13,030,883	—	13,030,883
Canada	19,463,667	—	—	19,463,667
China	15,525,186	13,989,157	—	29,514,343
Denmark	—	5,219,248	—	5,219,248
France	—	33,075,917	—	33,075,917
Germany	—	22,835,455	—	22,835,455
Hong Kong	—	9,615,894	—	9,615,894
India	11,672,179	—	—	11,672,179
Ireland	9,181,689	—	—	9,181,689
Japan	—	51,877,861	—	51,877,861
Mexico	4,210,439	—	—	4,210,439
Netherlands	—	7,808,164	—	7,808,164
Norway	—	7,120,377	—	7,120,377
Singapore	—	8,383,013	—	8,383,013
Spain	—	19,839,916	—	19,839,916
Sweden	—	12,673,715	—	12,673,715
Switzerland	—	27,983,242	—	27,983,242
Taiwan	8,459,140	—	—	8,459,140
United Kingdom	8,384,035	60,905,695	—	69,289,730
United States	16,287,106	—	—	16,287,106

Total Common Stock	100,056,177	294,358,537	—	394,414,714

Cash Equivalent	15,345,188	—	—	15,345,188

Total Investments in Securities	$115,401,365	$294,358,537	$—	$409,759,902

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-007-0600